SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
SHORT-TERM AND LONG-TERM LOANS
13.	SHORT-TERM AND LONG-TERM LOANS

	December 31, 2011	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	500.0	—	430.0
—Syndicated revolving loan facility (b)	—	—	—
—Project finance facility (c)	—	—	100.0
—Preference shares (d)	—	91.4	96.3
—Scrip loan (e)	—	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	150.0	190.0	—
—$1 Billion Notes Issue (g)	987.7	986.6	—
—$1 Billion syndicated revolving credit facility (h)	220.0	—	—
—$60 million senior secured revolving credit facility (i)	50.0	—	—
Uncollateralized
—Domestic Medium Term Notes Program (j)	—	108.9	475.8
—Short-term syndicated facility (k)	—	—	—
—Other loans (l)	—	—	—

	1,907.7	1,398.3	1,121.1

Short-term loans and current portion of long-term loans	(547.0)	(261.7)	(691.1)

Total long-term loans	1,360.7	1,136.6	430.0

(a) Split-tenor revolving credit facility

On May 16, 2007, GFIMSA, Orogen and GFO entered into a $750 million split-tenor revolving credit facility consisting of a $250 million 364-day revolving tranche with a twelve-month term out option, or Facility A, and a $500 million five-year revolving tranche, or Facility B.

On April 28, 2008, Gold Fields exercised the term out option under Facility A converting the full $250 million advance at that point into a term loan with a final maturity date of May 16, 2009. In terms of the facility agreement, Gold Fields had the option to repay the loan under Facility A early in whole or in part by giving five days’ prior notice. Facility B was due to mature on May 16, 2012. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On June 30, 2008, Orogen had borrowed $73 million and $121 million under Facility A and Facility B respectively. GFO had $177 million and $141 million outstanding under Facility A and Facility B respectively on the same date.

On various dates during fiscal 2009, Orogen drew down a further $120 million under Facility B. On May 15, 2009, GFO drew down $118 million under Facility B to partly refinance its maturing loan under Facility A. The balance of the GFO loan outstanding under Facility A of $59 million was refinanced with the $311 million syndicated revolving loan facility, which is detailed below in (b). Also on May 15, 2009, Orogen repaid $16 million of its portion of the maturing Facility A and refinanced the remaining $57 million with the $311 million syndicated revolving loan facility.

Facility A was repaid in full on May 15, 2009. On September 17, 2009, Gold Fields utilized $259 million of the proceeds from the sale of the shares in Eldorado Gold Corporation, or Eldorado, to fully settle GFO borrowings under facility B. Subsequently, on various dates, Orogen drew down $221 million to refinance more expensive debt under the $311 million syndicated revolving loan facility. Orogen also repaid $32 million during year. On August 26, 2010, Orogen drew down a further $70 million and on October 8, 2010, repaid the full $500 million drawn under Facility B using proceeds of the $1 billion Notes issue. On March 22, 2011, Orogen drew down $420 million to fund the acquisition of the noncontrolling interests in La Cima. On May 26, 2011, Orogen repaid $40 million. On June 22, 2011, Orogen drew down $120 million under this facility to partially fund the acquisition of IAMGold’s 18.9% noncontrolling interests in the Ghanaian operations. The outstanding borrowings of Orogen, all under Facility B, at December 31, 2011 and 2010 were $500 million and $nil million respectively (June 30, 2010: $430 million). The loan under Facility B bore interest at LIBOR plus a margin of 0.30% per annum. Borrowings under the Revolving Credit Facility were guaranteed by Gold Fields, GFIMSA, Gold Fiels Holding Company (BVI) Limited, or GF Holdings, Orogen, GFO and Newshelf 899 (Proprietary) Limited, or Newshelf.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	430.0	498.5
Loans advanced, net of transaction costs	540.0	70.0	221.0
Loan repayments	(40.0)	(500.0)	(289.5)

Closing balance	500.0	—	430.0

(b) Syndicated revolving loan facility

On May 7, 2009, GFIMSA, Orogen and GF Operations entered into a 364-day $311 million syndicated revolving loan facility with an option to extend the term on the same terms for an additional 364 days from the date of the original final maturity, or the Extension Option. At any time prior to the date of final maturity, Gold Fields had the option to convert all advances outstanding under this facility into a term loan with a final maturity date being no more than 24 months after the signing date of the facility, or the Term Out Option. The Extension Option was not exercisable if the Term Out Option had been exercised. The purpose of the facilities was to refinance existing facilities and for general corporate purposes.

On May 15, 2009, GF Operations and Orogen drew down $59 million and $57 million respectively under this facility to refinance their respective portion of the loans maturing under Facility A of the Split-tenor revolving credit facility. On June 15, 2009, GFO repaid $44 million of its loan.

On various dates during July 2009, Orogen drew down a total of $50 million for the funding of the Glencar Mining acquisition. During August 2009, Orogen drew down $150 million to partly fund the termination of the Morgan Stanley Royalty Agreement at St. Ives.

On September 17, 2009, Gold Fields utilized $15 million, of the proceeds from the sale of the shares in Eldorado to fully settle GFO borrowings under this facility. On September 22, 2009, Orogen repaid $36 million of its loan.

Subsequently, Orogen refinanced the outstanding balance under the facility of $221 million with the Split-tenor revolving credit facility.

The facility bore interest at LIBOR plus a margin of 2.75% per annum. The borrowers were required to pay a quarterly commitment fee of 1.10% per annum, payable on the undrawn portion of the facility. Neither the Extension Option or the Term Out Option had been exercised and the facility expired on May 7, 2010.

Borrowings under the syndicated revolving loan facility were guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	72.0
Loans advanced	—	—	200.0
Loan repayments	—	—	(272.0)

Closing balance	—	—	—

(c) Project Finance Facility

On November 14, 2006, La Cima entered into a $150 million project finance facility with a number of lenders. The purpose of the facility was to finance the project costs related to the development of the Cerro Corona copper-gold porphyry deposit located in the Hualgayoc province in the Cajamarca region in northern Peru.

The loan bore interest at a margin over LIBOR of:

—	0.45% during the pre-completion phase (i.e. prior to the financial completion date), and

—	between 1.25% and 1.75% thereafter.

Scheduled principal payments were in 16 semi-annual instalments of various amounts ranging from 4.75% to 6.75% of the principal amount. The final instalment was due on the tenth anniversary of the signing date. Principal and voluntary repayments during fiscal 2011 was $nil (six months ended December 31, 2010: $100 million; fiscal 2010: $50 million). The outstanding loan balances at December 31, 2011 and 2010 were $nil (June 30, 2010: $100 million).

During the pre-completion phase the loan was guaranteed by Gold Fields and Gold Fields Corona (BVI) Limited (a wholly owned subsidiary of Gold Fields). The facility is secured by, among other things, pledges of and mortgages over the assets and properties of La Cima.

In accordance with the facility agreement, the financial completion date (i.e. the date on which the guarantees fall away and the facility goes non-recourse) had to occur before November 14, 2010. La Cima however intended to refinance this facility before this date. However, La Cima repaid the full amount outstanding under this facility on September 16, 2010, from which date the security granted by La Cima in connection with this facility, was released. The facility was cancelled on the same date. The repayment was made from cash generated by operations.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	100.0	150.0
Loan repayments	—	(100.0)	(50.0)

Closing balance	—	—	100.0

(d) Preference shares

On December 24, 2007 Gold Fields issued R1.2 billion of non-convertible redeemable preference shares, or the Preference Shares, to Rand Merchant Bank, or RMB, a division of First Rand Bank Limited. The dividend rate payable is a floating rate that increases from 22% to up to 61% of the prime lending rate quoted by First Rand Bank Limited, or the Prime Rate, over the life of the Preference Shares. In certain circumstances, the dividend rate increases to 61% of the Prime Rate in the event the Preference Shares are redeemed before their scheduled maturity date and the dividend rate is also subject to adjustment in the case of a change in law or regulation. Dividends accrue quarterly and are rolled up until the redemption date. The purpose of the Preference Shares was to refinance existing credit facilities.

On October 10, 2008, $61.0 million of the outstanding Preference Shares were repaid. In addition, a preference dividend of $2.5 million was also paid on the same date. On December 15, 2010, Gold Fields declared and paid $19.3 million of the preference dividend. On the same date, the redemption date of January 24, 2011 was extended to September 15, 2011. The Preference Shares were redeemable earlier on a date as agreed between the holder and Gold Fields. On March 31, 2011, Gold Fields redeemed the entire outstanding balance paying $90.0 million, which included a dividend of $1.5 million.

The Preference Shares were guaranteed by GFIMSA, Orogen, Newshelf and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	91.4	96.3	84.9
Preference share dividend	1.3	3.0	5.9
Redemptions	(90.0)	(19.3)	—
Other	(2.3)	—	—
Translation	(0.4)	11.4	5.5

Closing balance	—	91.4	96.3

(e) Scrip loan

On March 26, 2010, GFL Mining Services, or GFLMS, entered into a Scrip Lending agreement with a South African Bank in terms of which GFLMS agreed to lend 3 million of its securities in Mvelaphanda for an initial cash collateral of $19.5 million (R144 million). The market value of the collateral delivered by the bank to GFLMS on each settlement date shall represent not less than the market value of the loaned securities on that date together with a margin of 5% per annum.

The agreement provides for the substantial risks and rewards on ownership inherent in the securities to be retained by GFLMS (i.e. equity price risk) and as a consequence, GFLMS has transferred the legal right to receive cash flows (dividends) on the securities loaned to the bank. The agreement was set to terminate on March 26, 2011. In the event of unbundling of the assets of Mvelaphanda before the termination date, the agreement would terminate within thirty days of unbundling and GFLMS would be entitled to receive the unbunbled assets.

Subsequent to December 31, 2010, Mvelaphanda unbundled certain of its assets and in accordance with the terms of the agreement the loaned unbundled securities were returned and the collateral was repaid on February 28, 2011. A new scrip lending agreement was entered into between the parties with the same terms and conditions as the original agreement whereby GFLMS agreed to lend another three million of its securities in Mvelaphanda for a cash collateral of R127 million ($18.2 million). The loaned securities were returned and the collateral was repaid on April 5, 2011 and the new agreement was cancelled on the same date.

Interest on the cash collateral held was calculated based on one month JIBAR rate and accrued daily and compounded monthly in arrears. The first interest settlement was on June 24, 2010. In terms of the agreement, the next interest payment date was on final settlement of the loan.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	21.4	19.0	—
Interest	0.3	—	—
Loans advanced	18.2	—	19.5
Loans repaid	(39.6)	—	—
Translation	(0.3)	2.4	(0.5)

Closing balance	—	21.4	19.0

At December 31, 2011, the value of the loaned securities was $nil (December 31, 2010: $21.9 million; June 30, 2010: $19.0 million). The outstanding liability against these securities was $nil, $21.4 million and $19.0 million on December 31, 2011, December 2010 and June 30, 2010, respectively.

(f) Non-revolving Senior Secured Term Loan

On September 17, 2010, La Cima entered into a non-revolving senior secured term loan for up to $200 million with The Bank of Nova Scotia and Banco de Credito del Peru. The purpose of this facility was to repay the Gold Fields outstanding subordinated loans with its affiliates and to finance its working capital requirements.

On September 22, 2010, the lenders advanced $200 million to La Cima under this facility. The facility amount is repayble in 20 equal quarterly instalments of $10 million each. During fiscal year ended December 31, 2011, $40 million was repaid (six months ended December 31, 2010: $10 million; fiscal year ended June 30, 2010: $nil).

The final maturity of this facility is five years from the disbursement date.

Borrowings under the non-revolving senior secured term loan are secured by first-ranking assignments of all rights, title and interest in all of La Cima’s concentrate sale agreements. In addition, the offshore and onshore collection accounts of La Cima will be subject to an account control agreement and a first ranking charge in favor of the lenders. This facility will be non-recourse to the rest of the Group.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	190.0	—	—
Loans advanced	—	200.0	—
Loans repaid	(40.0)	(10.0)	—

Closing balance	150.0	190.0	—

(g) $1 Billion Notes Issue

On September 30, 2010, Orogen issued $1,000,000,000 4.875% guaranteed notes due October 7, 2020, or the Notes. The payment of all Notes is unconditionally and irrevocably guaranteed by Gold Fields Limited, GFIMSA, GFO and GF Holdings, or together, the Guarantors, on joint and several basis. The Notes and guarantees constitute direct, unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively, and rank equally in right of payment amoung themselves and with all other existing and future unsubordinated and unsecured obligations of Orogen and the Guarantors, respectively.

The transaction costs of U.S.$13.6 million were deducted from the liability on initial measurement. These costs will unwind over the period of the Notes as an interest expense.

Gold Fields used a portion of the net proceeds of the offering of the Notes to repay certain existing indebtedness of the Group and the balance of the net proceeds for general corporate purposes.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	986.6	—	—
Notes Issued, net of transaction costs	—	986.4	—
Unwinding of transaction costs	1.1	0.2	—

Closing balance	987.7	986.6	—

(h) $1 billion syndicated revolving credit facility

On June 20, 2011, GFIMSA, Orogen and GFO entered into a $1 billion syndicated revolving loan facility with an option to increase the Facility to $1.1 billion within six months from signing date, which option was not exercised. The purpose of the facility is to refinance an existing facility, for general corporate purposes and working capital. The final maturity date of this facility is June 20, 2016.

The facility bears interest at LIBOR plus a margin of 1.20% per annum. Where the utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3%, a utilization fee of 0.20% per annum will be payable on the amount of utilizations. Where the utilization under the facility is greater than 66 2/3%, a utilization fee of 0.40% per annum will be payable on the amount of utilizations. Such utilization fee is payable quarterly in arrears. The borrowers are required to pay a quarterly commitment fee of 0.42% per annum.

On June 22, 2011, Orogen drew down $450.0 million under this facility to partially fund the acquisition of IAMGold’s 18.9% stake in the Ghanaian operations. On August 22, 2011 and September 22, 2011, Orogen repaid $75.0 million and $105.0 million respectively under this facility. On November 16, 2011, Orogen drew down $33.0 million which was repaid on December 19, 2011. In addition, Orogen repaid $50.0 million on December 23, 2011 under this facility.

The outstanding borrowings under this facility at December 31, 2011 were $220.0 million (six months ended December 2010: $nil; fiscal year ended June 30, 2010, $nil).

Borrowings under the syndicated revolving loan facility are guaranteed by Gold Fields, GFIMSA, GF Holdings, Orogen, Newshelf and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	483.0	—	—
Repayments	(263.0)	—	—

Closing balance	220.0	—	—

(i) $60 million senior secured revolving credit facility

On December 22, 2010, GF Ghana and Abosso entered into a $60 million reducing senior secured revolving credit facility, which became available on February 21, 2011. The available facility amount reduces annually on each anniversary date from $60 million to $43 million to $35 million in the last and final year with the final maturity date being February 21, 2014. The purpose of this facility is for general corporate purposes, working capital purposes and/or capital expenditure purposes, including the purchase of a yellow vehicle fleet.

The loan bears interest at LIBOR plus a margin of 2.85% per annum. The borrowers are required to pay a quarterly commitment fee of 1.30% per annum.

Borrowings under the facility are guaranteed by GF Ghana and Abosso and furthered secured by the registration of security over certain fleet vehicles owned by GF Ghana and Abosso, or the Secured Assets. In addition, the lenders are noted as first loss payees under the insurance contracts in respect of the Secured Assets and are assigned the rights under the maintenance contracts between certain suppliers of the Secured Assets. This facility is non-recourse to the rest of the Group.

On February 25, 2011, Abosso drew down $20.0 million under this facility and subsequently repaid the full loan on various dates of which the last payment was on July 26, 2011. On November 28, 2011, GF Ghana drew down $50.0 million. The outstanding borrowings for GF Ghana on December 31, 2011 were $50.0 million (December 31, 2010: $nil; June 30, 2010: $nil).

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	70.0	—	—
Repayments	(20.0)	—	—

Balance at close	50.0	—	—

(j) Domestic Medium Term Notes Progam

On April 6, 2009, Gold Fields established a R10 billion domestic medium term notes program, or the Program, in terms of which Gold Fields may, from time to time, issue notes denominated in any currency. The notes will not be subject to any minimum and maximum maturity and the maximum aggregate nominal outstanding amount of all notes will not exceed R10 billion. The Program has been registered with the bond market of the JSE Limited, or the JSE, and the notes issued can be listed on the JSE or not.

Under the Program, Gold Fields issued listed notes totaling $nil (six months ended December 31, 2010: $248.0 million; fiscal year ended June 30, 2010: $1,044.9 million) and settled listed maturing notes totaling $nil (six months ended December 31, 2010: $659.6 million; fiscal year ended June 30, 2010: $721.9 million). The different notes issued matured 3, 6 or 12 months from date of issue and bear interest at JIBAR plus a margin ranging from 0.56% to 1.00% per annum except for notes with a carrying value of $44.4 million which were at a Rand fixed rate of 8.48%.

The outstanding notes matured as follows:

•	$31.1 million (R217.0 million) on January 25, 2011;

•	$31.2 million (R218.0 million) on February 10, 2011; and

•	$43.0 million (R300.0 million) on March 2, 2011

The outstanding issued notes under the Program at December 31, 2011 were $nil (December 31, 2010: $108.9 million; June 30, 2010: $475.8 million).

The Notes under the Program were guaranteed by GFIMSA, GF Holdings, Orogen and GFO.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	108.9	475.8	141.8
Notes issued	—	248.0	1,044.9
Settlements	(105.3)	(659.6)	(721.9)
Translation	(3.6)	44.7	11.0

Balance at close	—	108.9	475.8

(k) Short-term syndicated facility

In December 2008, GF Ghana entered into a twelve month $20 million syndicated facility. The facility was used for working capital requirements associated with the expansion of the carbon-in-leach, or CIL, plant at the Tarkwa mine and related capital expenditure. The loan bore interest at LIBOR plus a margin of 3.0% per annum.

On various dates during January and February 2009, GF Ghana drew down $20 million under the loan. The principal payments under the loan are scheduled monthly, beginning on June 30, 2009 as follows: $2 million for the first four months and $4 million for the last three months beginning June 30, 2009. The final instalment was due on December 31, 2009.

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	20.0
Loan advanced	—	—	—
Repayments	—	—	(20.0)

Closing balance	—	—	—

(l) Other loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	136.5
Loans advanced	56.7	39.4	134.5
Loans repaid	(56.7)	(41.9)	(284.1)
Translation	—	2.5	13.1

Closing balance	—	—	—

Short-term credit facilities: The Group utilized uncommitted loan facilities from some of the major banks to fund the capital expenditure and working capital requirements of the South African operations. The total draw downs were $56.7 million (six months ended December 31, 2010: $39.4 million; fiscal year ended June 30, 2010: $134.5 million). Total repayments were $56.7 million (six months ended December 31, 2010: $41.9 million; fiscal year ended June 30, 2010: $284.1 million).

$450 million syndicated revolving credit facility: On May 12, 2010, GFIMSA, Orogen and GFO entered into a $450 million syndicated revolving loan facility with an option to increase the facility to $550 million within six months from signing date. The option to increase the facility to $550 million was not exercised. The purpose of the facilities was to refinance existing facilities, for general corporate purposes and working capital.

The facility bore interest at LIBOR plus a margin of 1.75% per annum. Where the utilization under the facility was equal to or greater than 50%, a utilization fee of 0.25% per annum would be payable on the amount of utilizations. Such utilization fee was payable quarterly in arrears. The borrowers were required to pay a quarterly commitment fee of 0.70% per annum.

Borrowings under these facilities were guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and GFIMSA.

This facility was unutilized at December 31, 2010. The final maturity of this facility was September 30, 2013. The facility was cancelled and replaced on June 22, 2011 with the new U.S.$1 billion syndicated revolving credit facility.

R3.5 billion long-term revolving credit facilities: GFIMSA and GFO, or the Borrowers, entered into three separate revolving credit facilities totalling R3.5 billion with tenors between three and five years. The facilities will be utilized for capital expenditure, general corporate and working capital requirements and the refinancing of existing debt. These facilities were unutilized at December 31, 2011, December 31, 2010 and June 30, 2010.

These facilities bear interest at JIBAR plus a margin of between 1.95% and 3.00% per annum. The Borrowers are required to pay a commitment fee of between 0.75% and 0.90% per annum on the undrawn and un-cancelled amounts of the facility, calculated and payable either quarterly or semi-annually in arrears. In summary the facilities are:

—	a R1.0 billion ($123.0 million) revolving credit facility entered into on December 9, 2009 and maturing December 17, 2012;

—	a R500 million ($61.5 million ) revolving credit facility entered into on March 8, 2010 and maturing March 10, 2013; and

—

a R1.5 billion ($184.5 million) revolving credit facility entered into on May 6, 2009 and maturing June 10, 2014. This facility was cancelled and replaced with a new R2.0 billion ($246 million) revolving credit facility on December 19, 2011; and

—	a R2.0 billion ($246 million) revolving credit facility entered into on December 19, 2011 and maturing on December 17, 2016.

Borrowings under these facilities are guaranteed by Gold Fields, GF Holdings, GFO, Orogen, Newshelf and GFIMSA.

Debt maturity ladder

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2011 is tabulated below:

Maturity	December 31, 2011	December 31, 2010	June 30, 2010
1	547.0	261.7	691.1
2	48.0	40.0	430.0
3	75.0	40.0	—
4	30.0	40.0	—
Thereafter	1,207.7	1,016.6	—

	1,907.7	1,398.3	1,121.1

At December 31, 2011, the Group was in compliance with its debt covenants.